Pacer Trendpilot US Large Cap ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.2%
Advertising - 0.1%
Omnicom Group, Inc. (b)	10,668	$803,941
The Interpublic Group of Cos., Inc.	19,799	703,656
		1,507,597
Aerospace/Defense - 1.4%
General Dynamics Corp.	11,706	2,482,843
Howmet Aerospace, Inc.	19,350	601,591
L3Harris Technologies, Inc.	9,864	2,064,436
Lockheed Martin Corp.	12,322	4,794,860
Northrop Grumman Corp. (b)	7,530	2,785,347
Raytheon Technologies Corp.	75,388	6,799,244
Teledyne Technologies, Inc. (a)	2,398	1,010,589
The Boeing Co. (a)	27,793	5,565,270
TransDigm Group, Inc. (a)	2,646	1,630,439
		27,734,619
Agriculture - 0.8%
Altria Group, Inc.	92,592	4,711,081
Archer-Daniels-Midland Co.	28,220	2,116,500
Philip Morris International, Inc.	78,476	8,071,257
		14,898,838
Airlines - 0.2%
Alaska Air Group, Inc. (a)	6,356	347,927
American Airlines Group, Inc. (a) (b)	32,603	536,971
Delta Air Lines, Inc. (a)	32,220	1,278,812
Southwest Airlines Co. (a) (b)	29,872	1,337,071
United Airlines Holdings, Inc. (a)	16,303	699,073
		4,199,854
Apparel - 0.6%
NIKE, Inc. - Class B	64,381	9,532,895
PVH Corp.	3,582	340,326
Ralph Lauren Corp. (b)	2,448	271,336
Tapestry, Inc.	13,819	524,431
Under Armour, Inc. - Class A (a) (b)	9,503	178,942
Under Armour, Inc. - Class C (a)	10,880	173,971
VF Corp.	16,382	1,068,270
		12,090,171
Auto Manufacturers - 2.6%
Cummins, Inc.	7,260	1,603,589
Ford Motor Co. (b)	197,779	4,014,914
General Motors Co. (a)	73,167	3,858,096
PACCAR, Inc. (b)	17,511	1,628,348
Tesla Motors, Inc. (a) (b)	40,942	38,351,190
		49,456,137
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	13,630	1,861,585
BorgWarner, Inc. (b)	12,101	530,629
		2,392,214
Banks - 5.2%
Bank of America Corp.	362,826	16,740,792
Citigroup, Inc.	100,000	6,512,000
Citizens Financial Group, Inc. (b)	21,462	1,104,649
Comerica, Inc. (b)	6,629	615,039
Fifth Third Bancorp	34,498	1,539,646
First Republic Bank	9,075	1,575,329
Huntington Bancshares, Inc. (b)	72,924	1,098,235
JPMorgan Chase & Co.	148,925	22,130,255
KeyCorp. (b)	46,862	1,174,362
M&T Bank Corp. (b)	6,463	1,094,703
Morgan Stanley (b)	72,282	7,411,796
Northern Trust Corp. (b)	10,497	1,224,370
Regions Financial Corp. (b)	48,030	1,101,808
Signature Bank (b)	3,040	926,075
State Street Corp. (b)	18,460	1,744,470
SVB Financial Group (a)	2,967	1,732,431
The Bank of New York Mellon Corp. (b)	38,315	2,270,547
The Goldman Sachs Group, Inc.	17,071	6,054,742
The PNC Financial Services Group, Inc. (b)	21,302	4,387,999
Truist Financial Corp.	67,280	4,226,530
US Bancorp (b)	67,993	3,956,513
Wells Fargo & Co.	200,857	10,806,107
Zions Bancorp	7,883	534,625
		99,963,023
Beverages - 1.5%
Brown-Forman Corp. - Class B	9,220	621,704
Constellation Brands, Inc. - Class A	8,300	1,973,325
Molson Coors Brewing Co. - Class B (b)	9,495	452,532
Monster Beverage Corp. (a)	18,976	1,645,599
PepsiCo, Inc.	69,686	12,091,915
The Coca-Cola Co.	195,867	11,949,845
		28,734,920
Biotechnology - 1.4%
Amgen, Inc.	28,368	6,443,508
Biogen, Inc. (a)	7,380	1,667,880
Bio-Rad Laboratories, Inc. - Class A (a)	1,098	658,504
Corteva, Inc.	36,729	1,765,930
Gilead Sciences, Inc.	63,161	4,337,897
Illumina, Inc. (a)	7,841	2,735,098
Incyte Corp. (a)	9,485	705,020
Moderna, Inc. (a)	17,750	3,005,607
Regeneron Pharmaceuticals, Inc. (a)	5,300	3,225,527
Vertex Pharmaceuticals, Inc. (a)	12,840	3,120,762
		27,665,733
Building Materials - 0.4%
Carrier Global Corp.	43,608	2,079,229
Fortune Brands Home & Security, Inc.	6,860	646,006
Johnson Controls International PLC	35,707	2,594,828
Martin Marietta Materials, Inc.	3,165	1,231,565
Masco Corp.	12,310	779,592
Vulcan Materials Co.	6,670	1,269,368
		8,600,588
Chemicals - 1.6%
Air Products & Chemicals, Inc.	11,204	3,160,872
Albemarle Corp.	5,892	1,300,600
Celanese Corp.	5,456	849,554
CF Industries Holdings, Inc.	10,841	746,620
Dow, Inc.	37,275	2,226,436
DuPont de Nemours, Inc.	26,138	2,002,171
Eastman Chemical Co. (b)	6,800	808,724
Ecolab, Inc.	12,543	2,376,271
FMC Corp.	6,413	707,803
International Flavors & Fragrances, Inc.	12,864	1,697,019
Linde PLC	25,819	8,227,999
LyondellBasell Industries NV (b)	13,232	1,279,931
Mosaic Co.	18,679	746,226
PPG Industries, Inc.	11,986	1,872,213
The Sherwin-Williams Co.	12,158	3,483,389
		31,485,828
Commercial Services - 2.0%
Automatic Data Processing, Inc.	21,218	4,374,515
Cintas Corp.	4,408	1,725,864
Equifax, Inc.	6,179	1,481,477
FleetCor Technologies, Inc. (a)	4,140	986,397
Gartner, Inc. (a)	4,155	1,221,113
Global Payments, Inc.	14,631	2,192,894
IHS Markit Ltd.	20,110	2,348,647
MarketAxess Holdings, Inc. (b)	1,873	645,211
Moody's Corp. (b)	8,153	2,796,479
Nielsen Holdings PLC	18,049	340,404
PayPal Holdings, Inc. (a) (b)	59,182	10,175,753
Quanta Services, Inc.	7,160	735,475
Robert Half International, Inc.	5,563	630,065
Rollins, Inc. (b)	11,358	350,394
S&P Global, Inc.	12,193	5,062,778
United Rentals, Inc. (a)	3,621	1,159,155
Verisk Analytics, Inc.	8,077	1,584,142
		37,810,763
Computers - 8.7%
Accenture PLC - Class A	31,822	11,251,623
Apple, Inc.	785,259	137,247,568
Cognizant Technology Solutions Corp.	26,430	2,257,650
DXC Technology Co. (a)	12,672	381,174
EPAM Systems, Inc. (a)	2,840	1,352,238
Fortinet, Inc. (a) (b)	6,839	2,032,824
Hewlett Packard Enterprise Co.	65,901	1,076,163
HP, Inc.	58,032	2,131,515
International Business Machines Corp.	45,135	6,028,682
Leidos Holdings, Inc.	7,035	629,281
NetApp, Inc.	11,272	975,141
Seagate Technology Holdings PLC	10,358	1,109,860
Western Digital Corp. (a)	15,729	813,818
		167,287,537
Cosmetics/Personal Care - 1.4%
Colgate-Palmolive Co.	42,451	3,500,085
The Estee Lauder Cos., Inc.	11,674	3,639,836
The Procter & Gamble Co.	121,917	19,561,583
		26,701,504
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	10,776	1,392,798
Fastenal Co.	28,971	1,642,076
LKQ Corp.	13,528	742,552
Pool Corp.	1,972	939,165
W.W. Grainger, Inc.	2,146	1,062,506
		5,779,097
Diversified Financial Services - 3.9%
American Express Co.	31,644	5,690,224
Ameriprise Financial, Inc.	5,598	1,703,527
BlackRock, Inc.	7,198	5,923,522
Capital One Financial Corp.	21,404	3,140,609
Cboe Global Markets, Inc.	5,367	636,150
CME Group, Inc. (b)	18,128	4,160,376
Discover Financial Services	14,791	1,712,058
Franklin Resources, Inc. (b)	14,213	454,390
Intercontinental Exchange, Inc.	28,365	3,592,711
Invesco Ltd.	17,220	390,205
MasterCard, Inc. - Class A	43,699	16,884,420
Nasdaq, Inc. (b)	5,907	1,058,593
Raymond James Financial, Inc.	9,310	985,650
Synchrony Financial	27,530	1,172,503
T Rowe Price Group, Inc. (b)	11,290	1,743,515
The Charles Schwab Corp. (b)	75,794	6,647,134
Visa, Inc. - Class A (b)	84,515	19,114,758
		75,010,345
Electric - 2.4%
Alliant Energy Corp. (b)	12,655	757,528
Ameren Corp.	12,980	1,151,845
American Electric Power Co., Inc.	25,344	2,291,098
CenterPoint Energy, Inc. (b)	31,720	899,579
CMS Energy Corp.	14,642	942,652
Consolidated Edison, Inc.	17,841	1,542,355
Dominion Energy, Inc. (b)	40,761	3,287,782
DTE Energy Co.	9,790	1,179,010
Duke Energy Corp.	38,787	4,074,962
Edison International	19,115	1,200,231
Entergy Corp.	10,099	1,128,765
Evergy, Inc.	11,569	751,522
Eversource Energy	17,294	1,547,640
Exelon Corp.	49,338	2,859,137
FirstEnergy Corp.	27,439	1,151,340
NextEra Energy, Inc.	98,884	7,724,818
NRG Energy, Inc.	12,340	492,736
Pinnacle West Capital Corp.	5,686	395,803
PPL Corp.	37,817	1,122,409
Public Service Enterprise Group, Inc.	25,481	1,695,251
Sempra Energy	16,145	2,230,593
Southern Co. (b)	53,405	3,711,114
The AES Corp. (b)	33,566	744,494
WEC Energy Group, Inc. (b)	15,856	1,538,666
Xcel Energy, Inc.	27,117	1,888,970
		46,310,300
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	11,632	1,590,909
Emerson Electric Co.	30,098	2,767,511
Generac Holdings, Inc. (a) (b)	3,198	903,051
		5,261,471
Electronics - 1.1%
Agilent Technologies, Inc.	15,262	2,126,302
Allegion PLC	4,552	558,667
Amphenol Corp.	30,092	2,395,022
Fortive Corp.	18,093	1,276,280
Garmin Ltd.	7,641	950,693
Honeywell International, Inc. (b)	34,730	7,101,591
Keysight Technologies, Inc. (a)	9,279	1,566,481
Mettler-Toledo International, Inc. (a)	1,201	1,768,689
TE Connectivity Ltd.	16,417	2,347,795
Trimble, Inc. (a)	12,662	913,690
Waters Corp. (a)	3,059	979,247
		21,984,457
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	6,802	955,477
SolarEdge Technologies, Inc. (a)	2,640	628,901
		1,584,378
Engineering & Construction - 0.0% (c)
Jacobs Engineering Group, Inc.	6,543	851,768

Entertainment - 0.1%
Caesars Entertainment, Inc. (a) (b)	10,783	821,018
Live Nation Entertainment, Inc. (a) (b)	6,843	749,377
Penn National Gaming, Inc. (a) (b)	8,333	380,068
		1,950,463
Environmental Control - 0.3%
Pentair PLC	8,336	531,003
Republic Services, Inc.	10,537	1,345,154
Waste Management, Inc.	19,368	2,913,722
		4,789,879
Food - 1.0%
Campbell Soup Co. (b)	10,193	449,715
Conagra Brands, Inc. (b)	24,184	840,636
General Mills, Inc. (b)	30,482	2,093,504
Hormel Foods Corp.	14,212	674,644
Kellogg Co. (b)	12,850	809,550
Lamb Weston Holdings, Inc.	7,370	473,228
McCormick & Co., Inc. (b)	12,538	1,257,687
Mondelez International, Inc.	70,318	4,713,415
Sysco Corp.	25,805	2,016,661
The Hershey Co.	7,361	1,450,632
The JM Smucker Co. (b)	5,403	759,554
The Kraft Heinz Co.	35,768	1,280,494
The Kroger Co. (b)	34,050	1,484,239
Tyson Foods, Inc. - Class A	14,900	1,354,261
		19,658,220
Forest Products & Paper - 0.1%
International Paper Co.	19,475	939,669

Gas - 0.1%
Atmos Energy Corp. (b)	6,660	714,085
NiSource, Inc.	19,801	577,793
		1,291,878
Hand/Machine Tools - 0.1%
Snap-On, Inc. (b)	2,665	554,986
Stanley Black & Decker, Inc.	8,253	1,441,387
		1,996,373
Healthcare-Products - 3.8%
Abbott Laboratories	89,098	11,356,431
ABIOMED, Inc. (a)	2,315	684,939
Align Technology, Inc. (a)	3,662	1,812,544
Baxter International, Inc.	25,213	2,154,199
Bio-Techne Corp. (b)	1,963	738,893
Boston Scientific Corp. (a) (b)	71,837	3,081,807
Danaher Corp.	32,083	9,169,001
DENTSPLY SIRONA, Inc. (b)	10,987	586,926
Edwards Lifesciences Corp. (a)	31,459	3,435,323
Henry Schein, Inc. (a) (b)	6,957	523,862
Hologic, Inc. (a)	12,739	894,787
IDEXX Laboratories, Inc. (a) (b)	4,251	2,156,532
Intuitive Surgical, Inc. (a)	17,952	5,101,599
Medtronic PLC	67,819	7,018,588
PerkinElmer, Inc. (b)	6,366	1,096,034
ResMed, Inc.	7,352	1,680,667
STERIS PLC	5,043	1,131,649
Stryker Corp. (b)	16,918	4,196,510
Teleflex, Inc.	2,359	731,738
The Cooper Cos., Inc. (b)	2,448	975,039
Thermo Fisher Scientific, Inc.	19,816	11,519,041
West Pharmaceutical Services, Inc.	3,769	1,482,046
Zimmer Biomet Holdings, Inc.	10,479	1,289,127
		72,817,282
Healthcare-Services - 2.2%
Anthem, Inc.	12,253	5,403,450
Catalent, Inc. (a)	8,625	896,396
Centene Corp. (a)	29,371	2,283,889
Charles River Laboratories International, Inc. (a) (b)	2,492	821,762
DaVita, Inc. (a) (b)	3,340	361,956
HCA Healthcare, Inc.	12,100	2,904,605
Humana, Inc. (b)	6,476	2,541,830
IQVIA Holdings, Inc. (a)	9,626	2,357,407
Laboratory Corp. of American Holdings (a)	4,832	1,311,212
Quest Diagnostics, Inc.	6,202	837,394
UnitedHealth Group, Inc.	47,436	22,416,831
Universal Health Services, Inc. - Class B	3,632	472,378
		42,609,110
Home Builders - 0.2%
DR Horton, Inc.	16,421	1,465,082
Lennar Corp. - Class A (b)	13,677	1,314,496
NVR, Inc. (a)	191	1,017,499
PulteGroup, Inc.	12,749	671,745
		4,468,822
Home Furnishings - 0.0% (c)
Whirlpool Corp. (b)	3,092	649,907

Household Products/Wares - 0.3%
Avery Dennison Corp.	4,219	866,667
Church & Dwight Co., Inc.	12,248	1,257,257
Kimberly-Clark Corp. (b)	17,009	2,341,289
The Clorox Co. (b)	6,179	1,037,207
		5,502,420
Housewares - 0.0% (c)
Newell Brands, Inc.	19,112	443,590

Insurance - 3.4%
Aflac, Inc.	30,680	1,927,318
American International Group, Inc.	41,775	2,412,506
Aon PLC	11,100	3,068,484
Arthur J Gallagher & Co.	10,455	1,651,263
Assurant, Inc.	2,823	430,536
Berkshire Hathaway, Inc. - Class B (a)	92,270	28,882,355
Brown & Brown, Inc.	11,833	784,291
Chubb Ltd.	21,676	4,276,241
Cincinnati Financial Corp. (b)	7,513	885,257
Everest Re Group Ltd.	2,025	573,885
Globe Life, Inc.	4,690	479,787
Lincoln National Corp.	8,540	597,629
Loews Corp.	10,075	601,074
Marsh & McLennan Cos., Inc.	25,484	3,915,362
MetLife, Inc.	35,981	2,412,886
Principal Financial Group, Inc. (b)	12,368	903,606
Prudential Financial, Inc.	19,011	2,121,057
The Allstate Corp.	14,480	1,747,302
The Hartford Financial Services Group, Inc.	17,113	1,229,911
The Progressive Corp.	29,501	3,205,579
The Travelers Cos., Inc.	12,338	2,050,329
W R Berkley Corp.	6,997	591,246
Willis Towers Watson PLC	6,237	1,459,209
		66,207,113
Internet - 10.8%
Alphabet, Inc. - Class A (a)	15,192	41,110,616
Alphabet, Inc. - Class B (a) (b)	14,117	38,313,115
Amazon.com, Inc. (a)	21,990	65,782,425
Booking Holdings, Inc. (a)	2,079	5,106,294
CDW Corp.	6,860	1,296,883
eBay, Inc.	31,496	1,891,965
Etsy, Inc. (a) (b)	6,368	1,000,285
Expedia Group, Inc. (a)	7,380	1,352,680
F5, Inc. (a) (b)	3,015	625,974
Match Group, Inc. (a) (b)	14,270	1,608,229
Meta Platforms, Inc. - Class A (a)	119,171	37,331,508
Netflix, Inc. (a) (b)	22,353	9,547,860
NortonLifeLock, Inc. (b)	29,306	762,249
Twitter, Inc. (a) (b)	40,334	1,512,928
VeriSign, Inc. (a)	4,838	1,050,717
		208,293,728
Iron/Steel - 0.1%
Nucor Corp.	14,386	1,458,740

Leisure Time - 0.1%
Carnival Corp. (a) (b)	40,546	803,216
Norwegian Cruise Line Holdings Ltd. (a) (b)	18,619	387,834
Royal Caribbean Cruises Ltd. (a)	11,272	877,074
		2,068,124
Lodging - 0.3%
Hilton Worldwide Holdings, Inc. (a)	14,049	2,038,650
Las Vegas Sands Corp. (a)	17,363	760,500
Marriott International, Inc. (a)	13,809	2,224,906
MGM Resorts International	19,650	839,448
Wynn Resorts Ltd. (a) (b)	5,297	452,629
		6,316,133
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc. (b)	27,250	5,492,510

Machinery-Diversified - 0.7%
Deere & Co. (b)	14,237	5,358,807
Dover Corp.	7,223	1,227,260
IDEX Corp. (b)	3,865	832,676
Ingersoll Rand, Inc.	20,582	1,156,914
Otis Worldwide Corp.	21,349	1,823,845
Rockwell Automation, Inc. (b)	5,865	1,696,275
Westinghouse Air Brake Technologies Corp.	9,401	835,749
Xylem, Inc.	9,120	957,782
		13,889,308
Media - 1.7%
Charter Communications, Inc. - Class A (a) (b)	6,279	3,725,582
Comcast Corp. - Class A (b)	229,669	11,481,153
Discovery, Inc. (a) (b)	8,520	237,793
Discovery, Inc. - Class C (a) (b)	15,305	418,592
DISH Network Corp. - Class A (a)	12,540	393,756
FactSet Research Systems, Inc.	1,860	784,715
Fox Corp. - Class A (b)	16,126	654,877
Fox Corp. - Class B	7,447	276,879
News Corp. - Class A	19,799	440,330
News Corp. - Class B	6,179	137,421
The Walt Disney Co. (a)	91,582	13,093,479
ViacomCBS, Inc. - Class B	30,549	1,021,864
		32,666,441
Mining - 0.3%
Freeport-McMoRan, Inc.	73,975	2,753,350
Newmont Goldcorp Corp.	40,143	2,455,547
		5,208,897
Miscellaneous Manufacturing - 1.1%
3M Co.	29,034	4,820,225
A O Smith Corp. (b)	6,699	511,937
Eaton Corp. PLC	20,055	3,177,314
General Electric Co. (b)	55,365	5,230,885
Illinois Tool Works, Inc. (b)	14,340	3,354,413
Parker-Hannifin Corp.	6,508	2,017,545
Textron, Inc.	11,121	756,895
Trane Technologies PLC	11,968	2,071,661
		21,940,875
Office/Business Equipment - 0.1%
Zebra Technologies Corp. (a)	2,678	1,363,423

Oil & Gas - 2.8%
APA Corp.	18,251	606,116
Chevron Corp.	97,082	12,749,779
ConocoPhillips (b)	66,443	5,888,179
Coterra Energy, Inc.	41,026	898,469
Devon Energy Corp.	31,760	1,606,103
Diamondback Energy, Inc. (b)	8,613	1,086,616
EOG Resources, Inc.	29,480	3,286,430
Exxon Mobil Corp.	213,311	16,203,104
Hess Corp. (b)	13,910	1,283,754
Marathon Oil Corp.	39,196	763,146
Marathon Petroleum Corp. (b)	30,991	2,223,604
Occidental Petroleum Corp.	44,706	1,684,075
Phillips 66 (b)	22,048	1,869,450
Pioneer Natural Resources Co.	11,419	2,499,505
Valero Energy Corp.	20,640	1,712,501
		54,360,831
Oil & Gas Services - 0.3%
Baker Hughes Co.	44,044	1,208,567
Halliburton Co. (b)	45,055	1,384,991
Schlumberger Ltd.	70,619	2,759,084
		5,352,642
Packaging & Containers - 0.2%
Amcor PLC	77,217	927,376
Ball Corp. (b)	16,353	1,587,876
Packaging Corp. of America	4,818	725,735
Sealed Air Corp.	7,448	505,868
Westrock Co.	13,421	619,514
		4,366,369
Pharmaceuticals - 5.4%
AbbVie, Inc.	89,086	12,194,982
AmerisourceBergen Corp.	7,507	1,022,453
Becton Dickinson and Co. (b)	14,473	3,678,168
Bristol-Myers Squibb Co.	111,813	7,255,546
Cardinal Health, Inc.	14,212	732,913
Cigna Corp.	16,702	3,849,143
CVS Health Corp. (b)	66,493	7,082,169
DexCom, Inc. (a)	4,854	2,089,550
Eli Lilly & Co.	39,977	9,809,956
Johnson & Johnson	132,599	22,845,482
McKesson Corp.	7,648	1,963,395
Merck & Co., Inc.	127,227	10,366,456
Organon & Co. (b)	12,782	407,874
Pfizer, Inc.	282,798	14,900,627
Viatris, Inc.	60,968	912,691
Zoetis, Inc.	23,818	4,758,598
		103,870,003
Pipelines - 0.3%
Kinder Morgan, Inc.	98,257	1,705,742
ONEOK, Inc. (b)	22,468	1,363,358
The Williams Cos., Inc. (b)	61,234	1,833,346
		4,902,446
Real Estate - 0.1%
CBRE Group, Inc. (a) (b)	16,875	1,710,112

Retail - 5.1%
Advance Auto Parts, Inc.	3,163	732,266
AutoZone, Inc. (a)	1,033	2,051,900
Bath & Body Works, Inc. (a)	13,321	746,908
Best Buy Co., Inc. (b)	11,172	1,109,156
CarMax, Inc. (a) (b)	8,126	903,367
Chipotle Mexican Grill, Inc. (a) (b)	1,462	2,171,918
Costco Wholesale Corp. (b)	22,239	11,233,586
Darden Restaurants, Inc. (b)	6,487	907,337
Dollar General Corp. (b)	11,759	2,451,516
Dollar Tree, Inc. (a)	11,359	1,490,528
Domino's Pizza, Inc.	1,840	836,556
Genuine Parts Co.	7,225	962,587
Lowe's Cos., Inc.	34,845	8,270,461
McDonald's Corp.	37,693	9,779,449
O'Reilly Automotive, Inc. (a)	3,430	2,235,502
Ross Stores, Inc.	17,912	1,750,898
Starbucks Corp.	59,430	5,843,158
Target Corp.	24,599	5,422,358
The Gap, Inc. (b)	10,833	195,752
The Home Depot, Inc. (b)	53,219	19,530,309
The TJX Cos., Inc. (b)	60,627	4,363,325
Tractor Supply Co.	5,773	1,260,304
Ulta Beauty, Inc. (a)	2,737	995,556
Walgreens Boots Alliance, Inc. (b)	36,217	1,802,158
Walmart, Inc.	71,648	10,017,107
Yum! Brands, Inc.	14,797	1,852,140
		98,916,102
Savings & Loans - 0.0% (c)
People's United Financial, Inc. (b)	21,525	417,154

Semiconductors - 5.8%
Advanced Micro Devices, Inc. (a) (b)	60,797	6,946,057
Analog Devices, Inc.	27,045	4,434,569
Applied Materials, Inc. (b)	45,492	6,286,085
Broadcom, Inc.	20,691	12,122,443
Intel Corp. (b)	204,934	10,004,878
IPG Photonics Corp. (a) (b)	1,749	270,168
KLA Corp.	7,676	2,988,036
Lam Research Corp.	7,051	4,159,526
Microchip Technology, Inc. (b)	27,957	2,166,108
Micron Technology, Inc.	56,367	4,637,313
Monolithic Power Systems, Inc.	2,146	864,688
NVIDIA Corp. (b)	125,923	30,833,506
NXP Semiconductors NV	13,433	2,759,675
Qorvo, Inc. (a)	5,506	755,864
QUALCOMM, Inc.	56,452	9,922,003
Skyworks Solutions, Inc.	8,328	1,220,219
Teradyne, Inc. (b)	8,174	959,873
Texas Instruments, Inc. (b)	46,515	8,348,977
Xilinx, Inc.	12,482	2,415,891
		112,095,879
Shipbuilding - 0.0% (c)
Huntington Ingalls Industries, Inc.	2,044	382,637

Software - 10.2%
Activision Blizzard, Inc.	39,223	3,099,009
Adobe, Inc. (a)	24,000	12,823,200
Akamai Technologies, Inc. (a)	8,239	943,778
ANSYS, Inc. (a)	4,408	1,498,764
Autodesk, Inc. (a)	11,036	2,756,682
Broadridge Financial Solutions, Inc.	5,898	939,080
Cadence Design System, Inc. (a)	13,924	2,118,397
Ceridian HCM Holding, Inc. (a)	6,869	520,808
Cerner Corp.	14,869	1,356,053
Citrix Systems, Inc.	6,329	645,178
Electronic Arts, Inc.	14,211	1,885,231
Fidelity National Information Services, Inc.	30,689	3,680,225
Fiserv, Inc. (a)	29,944	3,165,081
Intuit, Inc.	14,221	7,895,926
Jack Henry & Associates, Inc. (b)	3,745	628,449
Microsoft Corp. (b)	378,253	117,629,118
MSCI, Inc.	4,194	2,248,487
Oracle Corp.	81,221	6,591,896
Paychex, Inc.	16,134	1,899,940
Paycom Software, Inc. (a)	2,448	820,814
PTC, Inc. (a) (b)	5,315	617,922
Roper Technologies, Inc.	5,300	2,316,948
salesforce.com, Inc. (a)	49,367	11,484,245
ServiceNow, Inc. (a)	10,014	5,866,001
Synopsys, Inc. (a)	7,646	2,374,083
Take-Two Interactive Software, Inc. (a) (b)	5,780	944,105
Tyler Technologies, Inc. (a) (b)	2,018	956,128
		197,705,548
Telecommunications - 2.2%
Arista Networks, Inc. (a)	11,261	1,399,855
AT&T, Inc. (b)	359,768	9,174,084
Cisco Systems, Inc.	212,502	11,829,986
Corning, Inc.	38,688	1,626,444
Juniper Networks, Inc.	16,370	570,003
Lumen Technologies, Inc. (b)	46,444	574,048
Motorola Solutions, Inc.	8,511	1,974,041
T-Mobile US, Inc. (a)	29,611	3,203,022
Verizon Communications, Inc.	208,617	11,104,683
		41,456,166
Textiles - 0.0% (c)
Mohawk Industries, Inc. (a)	2,792	440,773

Toys/Games/Hobbies - 0.0% (c)
Hasbro, Inc.	6,498	600,935

Transportation - 1.5%
CH Robinson Worldwide, Inc. (b)	6,534	683,783
CSX Corp.	111,756	3,824,290
Expeditors International of Washington, Inc.	8,545	978,232
FedEx Corp. (b)	12,326	3,030,470
JB Hunt Transport Services, Inc. (b)	4,245	817,332
Norfolk Southern Corp.	12,239	3,328,886
Old Dominion Freight Line, Inc.	4,721	1,425,412
Union Pacific Corp.	32,439	7,932,958
United Parcel Service, Inc. - Class B	36,716	7,424,342
		29,445,705
Water - 0.1%
American Water Works Co., Inc. (b)	9,120	1,466,496
TOTAL COMMON STOCKS (Cost $1,299,873,317)		1,876,823,845

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Alexandria Real Estate Equities, Inc.	7,060	1,375,570
American Tower Corp.	22,934	5,767,901
AvalonBay Communities, Inc.	7,064	1,725,241
Boston Properties, Inc. (b)	7,160	802,493
Crown Castle International Corp.	21,772	3,973,608
Digital Realty Trust, Inc.	14,300	2,133,989
Duke Realty Corp.	19,162	1,107,180
Equinix, Inc.	4,520	3,276,548
Equity Residential (b)	17,186	1,524,914
Essex Property Trust, Inc.	3,314	1,101,905
Extra Space Storage, Inc.	6,703	1,328,468
Federal Realty Investment Trust (b)	3,527	449,657
Healthpeak Properties, Inc. (b)	27,185	961,533
Host Hotels & Resorts, Inc. (a) (b)	35,980	623,893
Iron Mountain, Inc. (b)	14,543	667,814
Kimco Realty Corp.	31,053	753,346
Mid-America Apartment Communities, Inc.	5,845	1,208,045
Prologis, Inc.	37,259	5,842,956
Public Storage	7,649	2,742,396
Realty Income Corp.	28,487	1,977,283
Regency Centers Corp.	7,716	553,623
SBA Communications Corp.	5,488	1,786,015
Simon Property Group, Inc.	16,585	2,441,312
UDR, Inc. (b)	14,600	829,864
Ventas, Inc.	20,113	1,066,391
Vornado Realty Trust (b)	8,039	329,679
Welltower, Inc.	21,955	1,901,962
Weyerhaeuser Co. (b)	37,757	1,526,515
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $38,027,604)		49,780,101

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Accounts, 0.003% (d)	$2,964,914	2,964,914
TOTAL SHORT-TERM INVESTMENTS (Cost $2,964,914)		2,964,914
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d)	326,184,386	326,184,386
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $326,184,386)		326,184,386

Total Investments (Cost $1,667,050,221) - 116.9%		2,255,753,246
Liabilities in Excess of Other Assets - (16.9)%		(325,894,673)
TOTAL NET ASSETS - 100.0%		$1,929,858,573

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $325,603,153 or 16.9% of net assets.
(c)	Less than 0.05%.
(d)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,876,823,845	$ -	$ -	$ -	$ 1,876,823,845
Real Estate Investment Trusts	49,780,101	-	-	-	49,780,101
Short-Term Investments	2,964,914	-	-	-	2,964,914
Investments Purchased with Proceeds from Securities Lending	-	-	-	326,184,386	326,184,386
Total Investments in Securities	$ 1,929,568,860	$ -	$ -	$ 326,184,386	$ 2,255,753,246
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.